(Lepercq-Istel Fund Logo)

SEMI-ANNUAL
REPORT
June 30, 2000

LEPERCQ-ISTEL FUND

AUGUST 10, 2000

DEAR SHAREHOLDERS:

The performance for your Fund for the second quarter and the first half of 2000 is provided in the table below. For comparative purposes, we have also provided performance information for some relevant benchmarks.

                                  SECOND QUARTER 2000    FIRST HALF 2000
                                  -------------------    ---------------
      Lepercq-Istel Fund                -10.36%              -9.70%
      Lipper Multi-Cap Core              -2.80%               2.68%
      Standard & Poor's 500              -2.66%              -0.42%

The second quarter saw an improvement in the U.S. economic picture. Consumption moderated, inflation was subdued and job creation slowed, thus reducing pressures on the work force and enabling productivity to achieve new highs for the current cycle. In the face of these improvements, the Federal Reserve voted to keep interest rates unchanged in late June - taking a wait-and-see stance.

The stock market was volatile in the quarter. Concerns that rate increases would choke off future economic growth and worries about corporate earnings contributed to market volatility.

Second quarter reports of essentially all our portfolio holdings met our expectations. We see no slowdown in the industrial revolution taking place driven by technology.

We increased the cash position in the portfolio during the quarter in response to market volatility. The cash will act as a cushion to provide the portfolio some shield from volatility and a reserve from which we can quickly draw when the market returns to a firmer footing.

Thank you for your continued support.

Sincerely,

/s/ Tsering Ngudu                       /s/ Jerry Getsos

Tsering Ngudu                           Jerry Getsos
President and Portfolio Manager         Executive Vice President and
                                        Portfolio Manager

           Past performance is not predictive of future performance.

SCHEDULE OF INVESTMENTS
JUNE 30, 2000
(UNAUDITED)

NUMBER OF                                                           MARKET
 SHARES                                                             VALUE
---------                                                           ------
U.S. EQUITIES - 59.85%

             CONSUMER CYCLICAL - 17.40%

             INTERNET ADVERTISING - 0.62%
     5,500   DoubleClick Inc.*<F1>                                $   209,688
                                                                  -----------

             INTERNET COMMERCE - 1.42%
     5,000   eBay Inc.*<F1>                                           271,562
     5,500   Priceline.com
               Incorporated*<F1>                                      208,914
                                                                  -----------
                                                                      480,476
                                                                  -----------

             INTERNET MEDIA - 2.95%
    20,000   StarMedia
               Network, Inc.*<F1>                                     377,500
     5,000   Yahoo! Inc.*<F1>                                         619,375
                                                                  -----------
                                                                      996,875
                                                                  -----------

             MEDIA - 11.02%
    35,000   The Walt Disney
               Company                                              1,358,437
    34,720   Viacom Inc.*<F1>                                       2,367,470
                                                                  -----------
                                                                    3,725,907
                                                                  -----------

             RETAILERS - 1.39%
    15,000   The Gap, Inc.                                            468,750
                                                                  -----------
             Total Consumer
               Cyclicals                                            5,881,696
                                                                  -----------

             CONSUMER
               NON-CYCLICAL - 13.41%

             HEALTH CARE - 8.86%
    15,000   Bausch & Lomb
               Incorporated                                         1,160,625
    18,000   Johnson & Johnson                                      1,833,750
                                                                  -----------
                                                                    2,994,375
                                                                  -----------

             PHARMACEUTICALS - 4.55%
    29,750   Pharmacia
               Corporation                                          1,537,703
                                                                  -----------
             Total Consumer
               Non-Cyclicals                                        4,532,078
                                                                  -----------

             ENERGY - 2.10%

             OIL & GAS - 2.10%
    50,000   Ocean Energy Inc.*<F1>                                   709,375
                                                                  -----------
             Total Energy                                             709,375
                                                                  -----------

             FINANCIAL - 4.99%

             BANKS - 4.11%
    15,000   The Bank of New
               York Company, Inc.                                     697,500
    15,000   The Chase Manhattan
               Corporation                                            690,938
                                                                  -----------
                                                                    1,388,438
                                                                  -----------

             INTERNET VENTURE CAPITAL - 0.88%
     6,500   CMGI Inc.*<F1>                                           297,781
                                                                  -----------
             Total Financial                                        1,686,219
                                                                  -----------

             INDUSTRIAL - 5.53%

             COMMERCIAL SERVICES - 5.53%
     3,000   Akamai
               Technologies, Inc.*<F1>                                356,203
     6,500   Commerce One, Inc.*<F1>                                  294,937
    10,000   Exodus
               Communications,
               Inc.*<F1>                                              460,625
     4,300   VeriSign, Inc.*<F1>                                      758,950
                                                                  -----------
                                                                    1,870,715
                                                                  -----------
             Total Industrial                                       1,870,715
                                                                  -----------

             TECHNOLOGY - 14.86%

             BIOTECHNOLOGY - 3.69%
     5,000   ImClone Systems
               Incorporated*<F1>                                      382,188
    10,000   Immunex Corporation*<F1>                                 494,375
     4,500   Incyte Genomics, Inc.*<F1>                               369,844
                                                                  -----------
                                                                    1,246,407
                                                                  -----------

             COMMUNICATIONS
               EQUIPMENT - 5.59%
    10,000   Cisco Systems, Inc.*<F1>                                 635,625
    22,500   Motorola, Inc.                                           653,906
    10,000   QUALCOMM Inc.*<F1>                                       600,000
                                                                  -----------
                                                                    1,889,531
                                                                  -----------

             COMMUNICATIONS
               SOFTWARE - 1.29%
     1,500   Inktomi Corporation*<F1>                                 177,375
     4,000   Phone.com, Inc.*<F1>                                     260,500
                                                                  -----------
                                                                      437,875
                                                                  -----------

             SEMICONDUCTORS - 4.29%
    10,000   Atmel Corporation*<F1>                                   368,750
     2,500   Broadcom Corporation*<F1>                                547,344
     4,000   Intel Corporation                                        534,750
                                                                  -----------
                                                                    1,450,844
                                                                  -----------
             Total Technology                                       5,024,657

             UTILITIES - 1.56%

             COMMUNICATIONS SERVICES - 1.56%
    20,000   Global Crossing Ltd.*<F1>                                526,250
                                                                  -----------
             Total Utilities                                          526,250
                                                                  -----------
             TOTAL U.S. EQUITIES                                   20,230,990
                                                                  -----------

INTERNATIONAL EQUITIES - 14.11%

             BASIC MATERIALS - 1.40%

             STEEL - 1.40%
    50,000   Ispat International NV                                   475,000
                                                                  -----------
             Total Basic Materials                                    475,000
                                                                  -----------

             CONSUMER CYCLICAL - 1.95%

             CONSUMER ELECTRONICS - 0.98%
     3,500   Sony Corporation                                         330,094
                                                                  -----------

             MEDIA - 0.97%
     5,500   NTL Incorporated*<F1>                                    329,313
                                                                  -----------
             Total Consumer
               Cyclical                                               659,407
                                                                  -----------

             TECHNOLOGY - 9.87%

             COMMUNICATIONS
               EQUIPMENT - 8.73%
    19,000   Telefonaktiebolaget
               LM Ericsson AB                                         380,000
    20,000   Nortel Networks
               Corporation                                          1,365,000
     8,000   Siemens AG                                             1,207,822
                                                                  -----------
                                                                    2,952,822
                                                                  -----------

             SOFTWARE - 1.14%
     8,000   SmartForce Public
               Limited Company*<F1>                                   384,000
                                                                  -----------
             Total Technology                                       3,336,822
                                                                  -----------

             UTILITIES - 0.89%

             COMMUNICATION SERVICES - 0.89%
    25,000   Global
               TeleSystems, Inc.*<F1>                                 301,562
                                                                  -----------
             Total Utilities                                          301,562
                                                                  -----------

             TOTAL INTERNATIONAL
               EQUITIES                                             4,772,791
                                                                  -----------
             TOTAL EQUITIES
               (COST $21,762,777)                                 $25,003,781
                                                                  -----------
                                                                  -----------

PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS - 26.33%

             U.S. TREASURIES - 23.50%
$2,000,000   U.S. Treasury Bill,
               due 9/21/00                                         $1,974,934
 6,000,000   U.S. Treasury Bill,
               due 8/3/00                                           5,968,568
                                                                  -----------
             Total U.S. Treasuries                                  7,943,502
                                                                  -----------

VARIABLE RATE DEMAND NOTES#<F2> - 2.83%
   415,334   American Family
               Financial Services,
               Inc., 6.3060%                                          415,334
   110,000   General Mills, Inc.,
               6.2788%                                                110,000
   319,889   Sara Lee Corporation,
               6.2738%                                                319,889
   110,940   Wisconsin Electric
               Power Company,
               6.3060%                                                110,940
                                                                  -----------
             Total Variable Rate
               Demand Notes                                           956,163
                                                                  -----------
             TOTAL SHORT-TERM
               INVESTMENTS
               (COST $8,899,128)                                    8,899,665
                                                                  -----------
             Total Investments -
               100.29%
               (Cost $30,661,905)                                  33,903,446
             Liabilities, less Other
               Assets - (0.29)%                                       (98,418)
                                                                  -----------
             NET ASSETS -
               100.00%                                            $33,805,028
                                                                  -----------
                                                                  -----------

*<F1>   Non-income producing security.
#<F1> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of June 30, 2000.

                See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(UNAUDITED)

ASSETS:
   Investments, at market value
     (cost $30,661,905)                                           $33,903,446
   Cash                                                                   319
   Dividends and interest
     receivable                                                        10,811
   Other assets                                                        14,062
                                                                  -----------
   Total Assets                                                    33,928,638
                                                                  -----------

LIABILITIES:
   Payable to adviser                                                  62,592
   Accrued expenses and
     other liabilities                                                 61,018
                                                                  -----------
   Total Liabilities                                                  123,610
                                                                  -----------

NET ASSETS                                                        $33,805,028
                                                                  -----------
                                                                  -----------

NET ASSETS CONSIST OF:
   Capital stock                                                  $30,720,384
   Accumulated undistributed
     net investment income                                             17,875
   Accumulated undistributed
     net realized loss on
     investments                                                     (174,772)
   Net unrealized appreciation
     on investments                                                 3,241,541
                                                                  -----------
   Total Net Assets                                               $33,805,028
                                                                  -----------
                                                                  -----------

   Shares outstanding
     (unlimited shares of $1.00
     par value authorized)                                          1,463,868
   Net Asset Value (offering
     and redemption price)                                             $23.09
                                                                       ------
                                                                       ------

                See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME:
   Dividend income (net of taxes
     withheld of $2,148)                                          $    83,899
   Interest income                                                    162,700
                                                                  -----------
   Total income                                                       246,599
                                                                  -----------

EXPENSES:
   Investment advisory fee                                            136,845
   Administration fee                                                  19,539
   Shareholder servicing fees
     and expense                                                       16,926
   Fund accounting fee                                                 11,544
   Trustee fees and expenses                                           11,219
   Federal and state registration                                       8,175
   Audit fee                                                            6,470
   Legal fee                                                            5,258
   Custody fees                                                         5,161
   Distribution fee                                                     2,539
   Reports to shareholders                                              1,924
   Other                                                                3,124
                                                                  -----------
   Total expenses                                                     228,724
                                                                  -----------
NET INVESTMENT INCOME                                                  17,875
                                                                  -----------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
   Net realized gain
     on investments                                                 6,095,731
   Change in unrealized
     depreciation on investments                                   (9,718,515)
                                                                  -----------
   Net realized and unrealized
     loss on investments                                           (3,622,784)
                                                                  -----------

NET DECREASE IN
  NET ASSETS RESULTING
  FROM OPERATIONS                                                 $(3,604,909)
                                                                  -----------
                                                                  -----------

                See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                   SIX MONTHS ENDED       YEAR ENDED
                                                    JUNE 30, 2000     DECEMBER 31, 1999
                                                   ----------------   -----------------
                                                     (UNAUDITED)
OPERATIONS:
   Net investment income                              $    17,875         $    22,954
   Net realized gain (loss) on investments              6,095,731          (6,264,856)
   Change in unrealized appreciation
     (depreciation) on investments                     (9,718,515)         15,715,108
                                                      -----------         -----------
   Net increase (decrease) in net assets
   resulting from operations                           (3,604,909)          9,473,206
                                                      -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       --             (26,007)
   Net realized gain on investments                            --            (536,960)
                                                      -----------         -----------
   Total dividends and distributions                           --            (562,967)
                                                      -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares subscribed                        216,689           2,454,920
   Shares issued to holders in
     reinvestment of dividends                                 --             269,914
   Cost of shares redeemed                             (3,481,666)         (3,773,448)
                                                      -----------         -----------
   Net decrease in net assets
     from capital share transactions                   (3,264,977)         (1,048,614)
                                                      -----------         -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                (6,869,886)          7,861,625
                                                      -----------         -----------

NET ASSETS:
   Beginning of period                                 40,674,914          32,813,289
                                                      -----------         -----------
   End of period (including undistributed
   net investment income of $17,875 and $0,
   respectively)                                      $33,805,028         $40,674,914
                                                      -----------         -----------
                                                      -----------         -----------

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

                                        SIX MONTHS                                   YEAR ENDED
                                          ENDED                                     DECEMBER 31,
                                         JUNE 30,         ----------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
                                       -----------        ----           ----           ----           ----           ----
                                       (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period      $25.57         $19.91         $19.21         $19.03         $15.83         $13.17
                                          ------         ------         ------         ------         ------         ------
Income from investment operations:
   Net investment income (loss)             0.01           0.02          (0.07)(1)<F3>  (0.07)(1)<F3>  (0.11)(1)<F3>   0.14(1)<F3>
   Net realized and unrealized gains
     on securities                         (2.49)          6.01           2.90           1.69           4.26           3.42
                                          ------         ------         ------         ------         ------         ------
   Total from investment operations        (2.48)          6.03           2.90           1.69           4.15           3.56
                                          ------         ------         ------         ------         ------         ------

Less distributions:
   Dividends from net
     investment income                        --          (0.02)            --             --             --          (0.13)
   Distributions from capital gains           --          (0.35)         (2.13)         (1.44)         (0.95)         (0.77)
                                          ------         ------         ------         ------         ------         ------
   Total distributions                        --          (0.37)         (2.13)         (1.44)         (0.95)         (0.90)
                                          ------         ------         ------         ------         ------         ------
Net asset value, end of period            $23.09         $25.57         $19.91         $19.21         $19.03         $15.83
                                          ------         ------         ------         ------         ------         ------
                                          ------         ------         ------         ------         ------         ------

Total return                              (9.70%)         30.5%          15.4%           9.0%          26.3%          27.1%

Supplemental data and ratios:
   Net assets, in millions, end
     of period                             $33.8          $40.7          $32.8          $28.4          $24.2          $20.2
   Ratio of expenses to average
     net assets                            1.29%          1.35%          1.48%          1.51%         1.647%(2)<F4>   1.50%
   Ratio of net investment income
     (loss) to average net assets          0.10%          0.07%         (0.40%)        (0.40%)        0.65%(2)<F4>    0.89%
   Portfolio turnover rate                51.81%         95.70%         83.06%         71.20%        54.13%          59.72%

(1)<F3> Net investment income (loss) per share is calculated using ending balances prior to consideration or adjustment for permanent or book and tax differences.
(2)<F4> Without voluntary expense reimbursements of $13,000 for the year ended December 31, 1996, the ratio of expenses to average net assets would have been 1.71% and the ratio of net investment loss to average net assets would have been (0.71)%.

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2000 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

   Lepercq-Istel Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, established under a Declaration of Trust dated April 8, 1986. The Trust was formerly a Delaware corporation established in 1953 known as Istel Fund, Inc. On April 8, 1986, the shareholders of Istel Fund, Inc. (the Trust's predecessor) approved a plan of reorganization (the "Reorganization") under which Istel Fund, Inc. converted its corporate structure to change from a Delaware corporation to a Massachusetts business trust. In accordance with the terms and conditions of the Reorganization, Istel Fund, Inc. changed its name to Lepercq-Istel Trust. The Trust currently consists of one series, Lepercq-Istel Fund (the "Fund"). The principal investment objective of the Fund is long-term capital appreciation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles for investment companies.

   a) Investment Valuation--Investments in securities traded on a national securities exchange are valued at the last reported sale on the primary exchange on which they are traded. Investments not listed on a securities exchange and exchange-listed securities for which no sale was reported for that date are valued at the last reported bid price. Once short-term securities have a maturity of 60 days or less, they are valued at amortized cost which approximates market value; prior to that they are marked to market. Restricted securities for which quotations are not readily available are valued at fair value as determined by the Adviser under the supervision of the Board of Trustees.

   b) Federal Income Taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required. Generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

       The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 1999, the Fund had an accumulated capital loss carryforward for tax purposes of $6,270,503 which will expire on December 31, 2007.

   c) Distributions to Shareholders--Dividends from net investment income and net realized capital gains, if any, are declared at least annually.

   d) Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   e) Other--Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Discounts on securities purchased are amortized over the life of the respective security.

2. AGREEMENTS

   The Fund has entered into an investment advisory agreement with Lepercq, de Neuflize & Co. Incorporated (the "Adviser"). The Adviser is entitled to receive a fee, computed and accrued daily and payable quarterly, at the annual rate of 0.75% of the Fund's average daily net assets.

   For the six months ended June 30, 2000, the Fund paid Lepercq, de Neuflize Securities Inc., a wholly owned subsidiary of the Adviser, $8,656 of brokerage commissions.

   Firstar Mutual Fund Services, LLC serves as the Fund's transfer agent, administrator and accounting services agent. Firstar Bank, N.A. serves as the Fund's custodian.

   The Board of Trustees, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a Shareholder Servicing Plan. Pursuant to the Distribution Plan, the Fund may incur distribution expenses of up to 0.75% per annum of its average daily net assets. The Distribution Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares. In accordance with the Shareholder Servicing Plan, the Fund may enter into Shareholder Service Agreements under which it pays fees of up to 0.25% of the average daily net assets for fees incurred in connection with the personal service and maintenance of accounts holding the shares of the Fund. For the six months ended June 30, 2000, the Fund incurred an expense pursuant to the Plans of $2,539.

3. CAPITAL SHARE TRANSACTIONS

   Transactions in shares of beneficial interest were as follows:

                                     SIX MONTHS ENDED       YEAR ENDED
                                      JUNE 30, 2000     DECEMBER 31, 1999
                                     ----------------   -----------------
   Shares subscribed                       8,927              111,457
   Shares issued to holders in
      reinvestment of dividends               --               11,730
   Shares redeemed                      (135,527)            (180,996)
                                        --------             --------
   Net increase (decrease)              (126,600)             (57,809)
                                        --------             --------
                                        --------             --------

4. INVESTMENT TRANSACTIONS

   The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended June 30, 2000, were as follows:

                                     U.S. GOVERNMENT          OTHER
                                     ---------------          -----
   Purchases                                --             $15,859,838
   Sales                                    --              22,968,145

   At June 30, 2000, gross unrealized appreciation and depreciation of investments for federal income-tax purposes were as follows:

   Appreciation                                   $6,162,586
   (Depreciation)                                 (2,992,854)
                                                  ----------
   Net unrealized appreciation on investments     $3,169,732
                                                  ----------
                                                  ----------

   At June 30, 2000, the cost of investments for federal income-tax purposes was $30,733,714.

TRUSTEES

+<F6>  Bruno Desforges           Chairman of the Board, Lepercq-Istel Trust;
                                   Managing Director, Lepercq, de Neuflize &
                                   Co. Incorporated; Director and Chairman of the Board, Lepercq, de Neuflize Securities Inc.

       Stanley A. Deitch         Principal, CPI Associates, Inc., Member,
                                   American Institute of CPA's.

+<F6>  Francois Letaconnoux      Director, President and Chief Executive
                                   Officer, Lepercq Inc., Lepercq, de Neuflize
                                   & Co. Incorporated and Lepercq, de Neuflize
                                   Securities Inc.

       Jean-Louis Milin          Managing Director, Banque de Neuflize,
                                   Schlumberger, Mallet, Demachy

*<F5>  Marvin Schiller, Ph.D.    Director, Tutor Time Learning Systems, Inc.;
                                 General Partner, Reprise Capital Corp.

*<F5>  Franz Skryanz             Financial Consultant

       Marie-Monique Steckel     Consultant; Director, Microcard Technologies
                                   Inc.; Director, GlobeCast North America
                                   Inc.; Director, C&P Press, Inc.

       Dennis Tarzian            President and Chief Executive Officer, New
                                   Century Education Corp.; Director, National
                                   Registered Agents, Inc.

+<F6>  Jean-Michel Terrein       Managing Director, Lepercq Corporation
                                   Management Ltd.

*<F5>  Member of Audit, Ethics and Nominating Committees
+<F6>  Interested Trustees

OFFICERS

  Tsering Ngudu               President

  Jerry Getsos                Executive Vice President

  Peter Hartnedy              Secretary and Treasurer

  Investment Adviser          Lepercq, de Neuflize & Co. Incorporated, New York

  Underwriter and
  Distributor                 Lepercq, de Neuflize Securities Inc., New York

  Dividend Paying Agent,
  Transfer Agent,
  Administrator and
  Fund Accountant             Firstar Mutual Fund Services, LLC, Milwaukee

  Custodian                   Firstar Bank, N.A., Milwaukee

  Legal Counsel               Paul, Hastings, Janofsky & Walker LLP, New York

  Independent Auditors        KPMG LLP, Chicago

(Lepercq-Istel Fund Logo)

1675 Broadway, New York, N.Y. 10019
Telephone:(212) 698-0749
Shareholder Services: (800) 497-1411

This report is issued for the information of shareholders of Lepercq-Istel Fund, and is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus.